Total Operating Expenses - Summary of Total Operating Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Operating Expenses [abstract]
Manufacturing costs	€ 18,914	€ 13,567		€ 3,162
IP and license costs	1,852	1,858		1,167
Personnel related R&D	7,036	6,673		3,285
Other R&D costs	18,938	12,027		10,810
Total R&D costs	46,740	34,125	[1]	18,424	[1]
Management and administration costs	10,395	13,697	[1]	4,258	[1]
Litigation costs	1,425	1,039		1,490
Other operating expenses	11,735	8,356		6,219
Total other expenses	13,160	9,395	[1]	7,709	[1]
Total operating expenses	€ 70,295	€ 57,217	[1]	€ 30,391	[1]

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.